Related party transactions and information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) director shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related party borrowings and receivables
Amount payable		$ 9
Cash advances and loans from related parties		206
Corporate and business unit services		$ 33
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding		34.42%
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding		19.24%
Paul Coulson Ownership Interests | Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Percentage of issued share capital holding		52.42%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director		4
Paul Coulson, Chairman
Related party borrowings and receivables
Shares held in entity | shares		125,000
Key Management Personnel
Related party borrowings and receivables
Amount payable		$ 2
Salaries and other short term employee benefits		5
Postemployment benefits		0
Transaction related and other compensation		28
AGSA
Other related party transactions
Net cash received from/(remitted to) Ardagh	$ 206		$ (55)	$ (54)
Tax offset in invested capital	(34)		8	(4)
Other changes in intercompany balances, unsettled amounts, related party transactions	4		(2)
Other related party transactions	$ 176		$ (49)	$ (58)
AGSA | Selling, general and administrative expenses
Related party borrowings and receivables
Corporate and business unit services		$ 33